Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information

Segment information of the Group’s business is as follow:

	Years Ended December 31, 2015 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	390,668	521	—	391,189
Recurring service fees	334,982	66,310	—	401,292
Performance-based income	141,774	52,166	—	193,940
Other service fees	69,447	512	58,331	128,290
Total third-party revenues	936,871	119,509	58,331	1,114,711
One-time commissions	424,354	4,333	—	428,687
Recurring service fees	324,182	310,731	—	634,913
Performance –based income	—	53,825	—	53,825
Other service fees	394	—	166	560
Total related party revenues	748,930	368,889	166	1,117,985
Total revenues	1,685,801	488,398	58,497	2,232,696
Less: business taxes and related surcharges	(88,285)	(23,409)	(1,075)	(112,769)
Net revenues	1,597,516	464,989	57,422	2,119,927
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(507,400)	(8,044)	(9,185)	(524,629)
Performance Fee Compensation	—	(24,786)	—	(24,786)
Other Compensation	(348,504)	(150,663)	(115,910)	(615,077)
Total compensation and benefits	(855,904)	(183,493)	(125,095)	(1,164,492)
Selling expenses	(219,286)	(17,279)	(27,250)	(263,815)
General and administrative expenses	(78,849)	(53,555)	(38,525)	(170,929)
Other operating expenses	(53,375)	(19,411)	(21,838)	(94,624)
Government subsidies	75,960	56,304	445	132,709
Total operating cost and expenses	(1,131,454)	(217,434)	(212,263)	(1,561,151)
Income (loss) from operations	466,062	247,555	(154,841)	558,776

	Years Ended December 31, 2016 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	809,460	1,185	—	810,645
Recurring service fees	413,085	61,915	—	475,000
Performance-based income	11,143	8,597	—	19,740
Other service fees	67,437	—	50,357	117,794
Total third-party revenues	1,301,125	71,697	50,357	1,423,179
One-time commissions	318,555	2,887	—	321,442
Recurring service fees	347,819	427,907	—	775,726
Performance –based income	707	38,794	—	39,501
Other service fees	722	—	1,066	1,788
Total related party revenues	667,803	469,588	1,066	1,138,457
Total revenues	1,968,928	541,285	51,423	2,561,636
Less: business taxes and related surcharges	(37,274)	(9,475)	(1,315)	(48,064)
Net revenues	1,931,654	531,810	50,108	2,513,572
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(556,554)	(1,452)	(5,614)	(563,620)
Performance Fee Compensation	—	(8,146)	—	(8,146)
Other Compensation	(443,705)	(155,567)	(129,367)	(728,639)
Total compensation and benefits	(1,000,259)	(165,165)	(134,981)	(1,300,405)
Selling expenses	(280,993)	(16,172)	(25,502)	(322,667)
General and administrative expenses	(120,764)	(77,201)	(36,523)	(234,488)
Other operating expenses	(82,059)	(35,923)	(33,106)	(151,088)
Government subsidies	78,445	83,920	—	162,365
Total operating cost and expenses	(1,405,630)	(210,541)	(230,112)	(1,846,283)
Income (loss) from operations	526,024	321,269	(180,004)	667,289

	Years Ended December 31, 2017 (Amount in Thousands)
	Wealth Management Business	Assets Management Business	Other Financial Service Business	Total
	RMB	RMB	RMB	RMB
Revenues:
One-time commissions	539,936	1,088	—	541,024
Recurring service fees	519,575	27,548	—	547,123
Performance-based income	84,105	2,389	—	86,494
Other service fees	70,390	10,712	90,657	171,759
Total third-party revenues	1,214,006	41,737	90,657	1,346,400
One-time commissions	560,048	1,012	—	561,060
Recurring service fees	358,321	502,409	—	860,730
Performance –based income	9,020	45,482	—	54,502
Other service fees	—	—	23,314	23,314
Total related party revenues	927,389	548,903	23,314	1,499,606
Total revenues	2,141,395	590,640	113,971	2,846,006
Less: business taxes and related surcharges	(15,128)	(2,599)	(1,371)	(19,098)
Net revenues	2,126,267	588,041	112,600	2,826,908
Operating cost and expenses:
Compensation and benefits
Relationship Manager Compensation	(611,550)	(4)	(4,510)	(616,064)
Performance Fee Compensation	—	(11,291)	—	(11,291)
Other Compensation	(463,370)	(190,032)	(126,615)	(780,017)
Total compensation and benefits	(1,074,920)	(201,327)	(131,125)	(1,407,372)
Selling expenses	(295,798)	(9,271)	(15,393)	(320,462)
General and administrative expenses	(146,122)	(70,618)	(32,138)	(248,878)
Other operating expenses	(77,490)	(27,773)	(42,055)	(147,318)
Government subsidies	49,008	23,848	1,300	74,156
Total operating cost and expenses	(1,545,322)	(285,141)	(219,411)	(2,049,874)
Income (loss) from operations	580,945	302,900	(106,811)	777,034